BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2014
BORROWINGS
Schedule of bank borrowings
	At December 31, 2013	At June 30, 2014
Short-term	$629,178	$666,217
Long-term, current portion	43,918	30,012
Subtotal	673,096	696,229
Long-term	69,489	64,030
	$742,585	$760,259

Schedule of future principal repayment on the long-term bank loans
2014	$16,662
2015	29,935
2016	1,392
2017 and after	46,053
$94,042